MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2016
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Our marketable securities are equity securities considered to be available-for-sale securities as at June 30, 2016 and December 31, 2015 are as follows:

(in thousands of $)	2016	2015
Opening balance	14,615	—
Acquired as a result of the Merger	—	5,779
Purchases	—	32,159
Disposals	(328)	—
Other than temporary impairment loss	(10,050)	(23,323)
Unrealized impairment loss included in other comprehensive income	(633)	—
	3,604	14,615